Segment Information	3 Months Ended
Mar. 31, 2018
Segment Reporting [Abstract]
Segment Information

8. SEGMENT INFORMATION

The operating segments through which the Company manages its operations are based on the internal reporting used by the Company’s Chief Operating Decision Maker (“CODM”) to assess performance and make decisions about resource allocation. The segments are organized based on products and services provided by the Company.

CNH Industrial has the following five operating segments:

Agricultural Equipment designs, manufactures and distributes a full line of farm machinery and implements, including two-wheel and four-wheel drive tractors, crawler tractors (Quadtrac®), combines, cotton pickers, grape and sugar cane harvesters, hay and forage equipment, planting and seeding equipment, soil preparation and cultivation implements and material handling equipment. Agricultural equipment is sold under the New Holland Agriculture and Case IH Agriculture brands, as well as the STEYR brand in Europe and the Miller brand, primarily in North America and Australia. Following the acquisition of the grass and soil implement business of Kongskilde Industries in February 2017, certain agricultural equipment products have been sold under the Kongskilde, Överum, and JF brands.

Construction Equipment designs, manufactures and distributes a full line of construction equipment including excavators, crawler dozers, graders, wheel loaders, backhoe loaders, skid steer loaders, compact track loaders and telehandlers. Construction equipment is sold under the CASE Construction and New Holland Construction Equipment brands.

Commercial Vehicles designs, manufactures and distributes a full range of light, medium, and heavy vehicles for the transportation and distribution of goods under the IVECO brand, commuter buses and touring coaches under the IVECO BUS (previously Iveco Irisbus) and Heuliez Bus brands, quarry and mining equipment under the IVECO ASTRA brand, firefighting vehicles under the Magirus brand, and vehicles for civil defense and peace-keeping missions under the Iveco Defence Vehicles brand.

Powertrain designs, manufactures, and offers a range of engines, transmission systems and axles for on- and off-road applications, as well as for marine and power generation under the FPT Industrial brand.

Financial Services offers a range of financial services to dealers and customers. Financial Services provides and administers retail financing to customers for the purchase or lease of new and used industrial equipment or vehicles and other equipment sold by CNH Industrial dealers. In addition, Financial Services provides wholesale financing to CNH Industrial dealers. Wholesale financing consists primarily of floor plan financing and allows the dealers to purchase and maintain a representative inventory of products.

Revenues for each reported segment are those directly generated by or attributable to the segment as a result of its usual business activities and include revenues from transactions with third parties as well as those deriving from transactions with other segments, recognized at normal market prices. Segment expenses represent expenses deriving from each segment’s business activities both with third parties and other operating segments or which may otherwise be directly attributable to it. Expenses deriving from business activities with other segments are recognized at normal market prices.

Historically and through 2017, the CODM assessed the performance of the operating segments on the basis of Operating Profit of Industrial Activities calculated using U.S. GAAP. In addition, with reference to Financial Services, the CODM assessed the performance of the segment on the basis of net income prepared in accordance with U.S. GAAP. Furthermore, the CODM reviewed expenditures for long-lived assets, while other operating segment asset information was not readily available.

Concurrently with the change following the adoption of the new accounting standards, CNH Industrial reviewed the metrics on which the operating segments will be assessed.

Starting in 2018, the CODM began to assess segment performance and make decisions about resource allocation based upon adjusted EBIT and adjusted EBITDA. The Company believes adjusted EBIT and adjusted EBITDA more fully reflect segment and consolidated profitability. Adjusted EBIT is defined as net income/(loss) before income taxes, interest expenses of Industrial Activities, net, restructuring charges, the finance and non-service component of pension and other post-employment benefits costs, foreign exchange gains/(losses), and certain non-recurring items. Adjusted EBITDA is defined as adjusted EBIT plus depreciation and amortization (including on assets under operating leases and assets sold under buy-back commitments). With reference to Financial Services, the CODM continues to assess the performance of the segment on the basis of net income prepared in accordance with U.S. GAAP.

The following tables summarize selected financial information by segment, as well as the reconciliation from consolidated net income (loss) under U.S. GAAP to adjusted EBIT and adjusted EBITDA, for the three months ended March 31, 2018 and 2017.

	Three Months Ended March 31, 2018
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$2,579	$682	$2,495	$1,186	$(642)	$6,300	$502	$(29)	$6,773
Net income (loss)(1)	-	-	-	-	-	99	103		202
Add back:
Income tax expense	-	-	-	-	-	23	40		63
Interest expense of Industrial Activities, net of interest income and eliminations	-	-	-	-	-	93	-		93
Foreign exchange (gains) losses, net	-	-	-	-	-	25	-		25
Finance and non-service component of Pension and OPEB costs	-	-	-	-	-	18	-		18
Adjustments:
Restructuring expenses	-	-	3	-	-	3	-		3
Adjusted EBIT	$186	$-	$49	$95	$(69)	$261	$143		$404
Depreciation and amortization	79	16	55	34	-	184	1		185
Depreciation of assets on operating lease and assets sold with buy-back commitment	-	-	102	-	-	102	66		168
Adjusted EBITDA	$265	$16	$206	$129	$(69)	$547	$210		$757
(1)	For Industrial Activities, net income (loss) net of “Results from intersegment investments”.
	Three Months Ended March 31, 2017
	Agricultural Equipment	Construction Equipment	Commercial Vehicles	Powertrain	Unallocated items, eliminations and other	Total Industrial Activities	Financial Services	Eliminations	Total
	(in millions)
Revenues	$2,240	$502	$2,125	$1,001	$(578)	$5,290	$512	$(17)	$5,785
Net income (loss)(1)	-	-	-	-	-	(41)	87		46
Add back:
Income tax expense	-	-	-	-	-	13	38		51
Interest expense of Industrial Activities, net of interest income and eliminations	-	-	-	-	-	103	-		103
Foreign exchange (gains) losses, net	-	-	-	-	-	32	-		32
Finance and non-service component of Pension and OPEB costs	-	-	-	-	-	23	-		23
Adjustments:
Restructuring expenses	5	3	3	-	-	11	1		12
Adjusted EBIT	$115	$(31)	$17	$74	$(34)	$141	$126		$267
Depreciation and amortization	79	16	51	30	-	176	1		177
Depreciation of assets on operating lease and assets sold with buy-back commitment	-	-	74	-	-	74	65		139
Adjusted EBITDA	$194	$(15)	$142	$104	$(34)	$391	$192		$583
(1)	For Industrial Activities, net income (loss) net of “Results from intersegment investments”.